Fair Value Measurements and Fair Value of Financial Instruments (Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques	Discounted cash flows (1)	Appraisal of collateral (1)
Unobservable input	Liquidation expenses (2)	Liquidation expenses (2)
Fair Value Measurements, Impaired, Weighted Average	(3.24%)	(1.96%)
(Level 3) Significant Unobservable Inputs [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired Financing Receivable Less Related Allowance Recorded Investment	1,444	619
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans, Range	(6.47%)	(6.95%)
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans, Range	(1.46%)	(1.33%)